WISDOMTREE TRUST

WisdomTree Enhanced Commodity Strategy Fund

(Ticker Symbol: GCC)

(the "Fund")

Important Notice

                            Supplement Dated September 10, 2020

to the currently effective

Statutory Prospectus (the "Prospectus")

and Statement of Additional Information ("SAI")

for the Fund

The following information supplements, and should be read in conjunction with, the Prospectus and SAI for the above-listed Fund:

Shares of the Fund are not currently available for purchase on the secondary market. The Ticker Symbol for the Fund is non-

operational until shares of the Fund are available for purchase on the secondary market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-GCC-0920